Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (6,210)	$ (175)	$ (287)	$ (7,121)	$ (7,550)
Other comprehensive income (loss):
Foreign currency translation adjustments	(34)	3	(14)	(11)
Total comprehensive loss	$ (6,244)	$ (172)	$ (301)	$ (7,132)	$ (7,550)